Income Taxes - Reconciliation of Income Taxes Calculated at Statutory Rate (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure Of Income Tax Expense Continuing Operations [Abstract]
Earnings (Loss) Before Income Tax	$ 8,731	$ 1,315	[1]	$ (3,230)	[1]
Canadian Statutory Rate	23.70%	23.70%		24.00%
Expected Income Tax Expense (Recovery) From Operations	$ 2,069	$ 312		$ (775)
Effect on Taxes Resulting From:
Statutory and Other Rate Differences	17	3		19
Non-Taxable Capital (Gains) Losses	84	63		(42)
Non-Recognition of Capital (Gains) Losses	84	27		(42)
Adjustments Arising From Prior Year Tax Filings	15	(5)		(8)
U.S. Tax Attribute Limitation	0	217		0
Impact of Rate Changes	0	106		(7)
Other	12	5		4
Total Tax Expense (Recovery) From Operations	$ 2,281	$ 728	[1]	$ (851)	[1]
Effective Tax Rate	26.10%	55.40%		26.30%

[1]	See Note 3X for revisions to prior period results.